Long-Term Debt and Trust Preferred Securities (Table)	12 Months Ended
Dec. 31, 2017
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt by Contractual Maturity [text block table]

Long-Term Debt by Earliest Contractual Maturity

in € m.	Due in 2018	Due in 2019	Due in 2020	Due in 2021	Due in 2022	Due after 2022	Total Dec 31, 2017	Total Dec 31, 2016
Senior debt:
Bonds and notes:
Fixed rate	12,259	10,843	9,691	12,939	10,045	20,509	76,285	84,924
Floating rate	5,321	8,549	4,156	4,282	4,433	6,469	33,210	37,082
Subordinated debt:
Bonds and notes:
Fixed rate	257	28	1,096	0	0	4,112	5,493	4,882
Floating rate	277	20	0	0	0	1,441	1,738	1,906
Other	28,289	1,778	1,836	738	706	9,641	42,988	43,523
Total long-term debt	46,403	21,218	16,779	17,958	15,185	42,172	159,715	172,316

Fixed and Floating Rate Trust Preferred Securities [text block table]

Trust Preferred Securities[1]

in € m.	Dec 31, 2017	Dec 31, 2016
Fixed rate	4,462	5,302
Floating rate	1,030	1,071
Total trust preferred securities	5,491	6,373

[1] Perpetual instruments, redeemable at specific future dates at the Group’s option.